Document and Entity Information	Jun. 12, 2025
Cover [Abstract]
Entity Registrant Name	ARMSTRONG WORLD INDUSTRIES INC
Amendment Flag	false
Entity Central Index Key	0000007431
Document Type	8-K
Document Period End Date	Jun. 12, 2025
Entity Incorporation State Country Code	PA
Entity File Number	1-2116
Entity Tax Identification Number	23-0366390
Entity Address, Address Line One	2500 Columbia Avenue P.O. Box 3001
Entity Address, City or Town	Lancaster
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17603
City Area Code	(717)
Local Phone Number	397-0611
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	AWI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false